Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	3 Months Ended
Jan. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Banks Loans and Acceptances
The following table provides details regarding the Bank’s loans and acceptances as at January 31, 2023 and October 31, 2022.
Loans and Acceptances

(millions of Canadian dollars)	As at
	January 31, 2023	October 31, 2022
Residential mortgages	$294,637	$293,924
Consumer instalment and other personal	204,508	206,152
Credit card	35,901	36,010

Business and government	308,127	301,389

	843,173	837,475
Customers’ liability under acceptances	19,992	19,733

Loans at FVOCI (Note 4)	1,973	2,353

Total loans and acceptances	865,138	859,561

Total allowance for loan losses	6,492	6,432

Total loans and acceptances, net of allowance	$858,646	$853,129

Summary of Credit Quality
Business and government loans (including loans at FVOCI) and customers’ liability under acceptances are grouped together as reflected below for presentation in the “Loans and Acceptances by Risk Ratings” table.
Loans and Acceptances – Business and Government

(millions of Canadian dollars)	As at
	January 31, 2023	October 31, 2022
Loans at amortized cost	$308,127	$301,389
Customers’ liability under acceptances	19,992	19,733

Loans at FVOCI (Note 4)	1,973	2,353

Loans and acceptances	330,092	323,475

Allowance for loan and acceptances losses	2,705	2,739

Loans and acceptances, net of allowance	$327,387	$320,736

Summary of Gross Carrying Amounts of Loans, Acceptances and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings
The following tables provide the gross carrying amounts of loans, acceptances and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.
Loans and Acceptances by Risk Ratings

(millions of Canadian dollars)										As at
	January 31, 2023					October 31, 2022
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Residential mortgages 1,2,3
Low Risk	$208,376	$131	$	n/a	$208,507	$208,450	$59	$	n/a	$208,509
Normal Risk	66,614	7,264		n/a	73,878	67,280	6,767		n/a	74,047
Medium Risk	433	8,770		n/a	9,203	418	8,132		n/a	8,550
High Risk	13	2,365		319	2,697	10	2,096		350	2,456

Default	n/a	n/a		352	352	n/a	n/a		362	362

Total loans	275,436	18,530		671	294,637	276,158	17,054		712	293,924

Allowance for loan losses	129	150		51	330	127	140		56	323

Loans, net of allowance	275,307	18,380		620	294,307	276,031	16,914		656	293,601
Consumer instalment and other personal 4
Low Risk	95,299	2,342		n/a	97,641	92,653	2,127		n/a	94,780
Normal Risk	55,649	13,686		n/a	69,335	61,508	13,799		n/a	75,307
Medium Risk	23,041	5,633		n/a	28,674	21,990	6,350		n/a	28,340
High Risk	3,255	4,889		299	8,443	2,202	4,793		335	7,330

Default	n/a	n/a		415	415	n/a	n/a		395	395

Total loans	177,244	26,550		714	204,508	178,353	27,069		730	206,152

Allowance for loan losses	639	864		162	1,665	619	850		154	1,623

Loans, net of allowance	176,605	25,686		552	202,843	177,734	26,219		576	204,529
Credit card
Low Risk	6,706	12		n/a	6,718	6,532	11		n/a	6,543
Normal Risk	10,152	130		n/a	10,282	10,760	137		n/a	10,897
Medium Risk	10,906	1,302		n/a	12,208	10,794	1,184		n/a	11,978
High Risk	2,270	4,021		317	6,608	2,590	3,653		265	6,508

Default	n/a	n/a		85	85	n/a	n/a		84	84

Total loans	30,034	5,465		402	35,901	30,676	4,985		349	36,010

Allowance for loan losses	682	857		253	1,792	685	855		207	1,747

Loans, net of allowance	29,352	4,608		149	34,109	29,991	4,130		142	34,263
Business and government 1,2,3,5
Investment grade or Low/Normal Risk	154,755	249		n/a	155,004	144,994	596		n/a	145,590
Non-investment grade or Medium Risk	154,713	9,106		n/a	163,819	156,749	10,057		n/a	166,806
Watch and classified or High Risk	520	9,841		115	10,476	507	9,745		83	10,335

Default	n/a	n/a		793	793	n/a	n/a		744	744

Total loans and acceptances	309,988	19,196		908	330,092	302,250	20,398		827	323,475

Allowance for loan and acceptances losses	1,119	1,222		364	2,705	1,091	1,304		344	2,739

Loans and acceptances, net of allowance	308,869	17,974		544	327,387	301,159	19,094		483	320,736
Total loans and acceptances 6	792,702	69,741		2,695	865,138	787,437	69,506		2,618	859,561

Total allowance for loan losses 6,7	2,569	3,093		830	6,492	2,522	3,149		761	6,432
Total loans and acceptances, net of allowance 6	$790,133	$66,648		$1,865	$858,646	$784,915	$66,357		$1,857	$853,129

1
Includes impaired loans with a balance of $163 million (October 31, 2022 – $110 million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.

2
Excludes trading loans and
non-trading
loans at fair value through profit or loss (FVTPL) with a fair value of $14 billion (October 31, 2022 – $12 billion) and $3 billion (October 31, 2022 – $3 billion), respectively.

3	Includes insured mortgages of $76 billion (October 31, 2022 – $77 billion).
4	Includes Canadian government-insured real estate personal loans of $7 billion (October 31, 2022 – $9 billion).
5
Includes loans guaranteed by government agencies of $26 billion (October 31, 2022 – $28 billion), which are primarily reported in
Non-investment
grade or a lower risk rating based on the borrowers’ credit risk.

6
Stage 3 includes acquired credit-impaired (ACI) loans of $104 million (October 31, 2022 – $115 million) and a related allowance for loan losses of $3 million (October 31, 2022 – $4 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

7	Includes allowance for loan losses related to loans that are measured at FVOCI of nil (October 31, 2022 – nil).

Loans and Acceptances by Risk Ratings
(Continued)
–
Off-Balance
Sheet Credit Instruments
1

(millions of Canadian dollars)										As at
	January 31, 2023					October 31, 2022
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Retail Exposures 2
Low Risk	$243,897	$1,359	$	n/a	$245,256	$240,203	$1,174	$	n/a	$241,377
Normal Risk	86,730	1,205		n/a	87,935	87,113	1,178		n/a	88,291
Medium Risk	22,070	1,099		n/a	23,169	21,914	1,015		n/a	22,929
High Risk	1,336	1,297		–	2,633	1,272	1,374		–	2,646
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures 3
Investment grade	234,690	–		n/a	234,690	229,592	–		n/a	229,592
Non-investment grade	86,740	3,717		n/a	90,457	84,301	3,642		n/a	87,943
Watch and classified	287	3,750		–	4,037	237	4,265		–	4,502

Default	n/a	n/a		124	124	n/a	n/a		116	116
Total off-balance sheet credit instruments	675,750	12,427		124	688,301	664,632	12,648		116	677,396
Allowance for off-balance sheet credit instruments	456	527		2	985	433	495		3	931
Total off-balance sheet credit instruments, net of allowance	$675,294	$11,900		$122	$687,316	$664,199	$12,153		$113	$676,465

1	Excludes mortgage commitments.
2	Includes $357 billion (October 31, 2022 – $352 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3	Includes $51 billion (October 31, 2022 – $51 billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Allowance for Credit Losses
The following table provides details on the Bank’s allowance for credit losses as at and for the three months ended January 31, 2023 and January 31, 2022, including allowance for off-balance
sheet instruments in the applicable categories.
Allowance for Credit Losses

(millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of period	Balance at beginning of period	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of period
	For the three months ended
	January 31, 2023					January 31, 2022
Residential mortgages	$323	$12	$(1)	$(4)	$330	$261	$(10)	$(2)	$1	$250
Consumer instalment and other personal	1,704	262	(196)	(17)	1,753	1,649	52	(125)	16	1,592
Credit card	2,352	337	(245)	(37)	2,407	2,314	117	(144)	41	2,328

Business and government	2,984	79	(31)	(45)	2,987	3,022	(85)	(14)	48	2,971
Total allowance for loan losses, including off-balance sheet instruments	7,363	690	(473)	(103)	7,477	7,246	74	(285)	106	7,141
Debt securities at amortized cost	1	–	–	–	1	2	–	–	–	2

Debt securities at FVOCI	2	–	–	(1)	1	7	(2)	–	–	5
Total allowance for credit losses on debt securities	3	–	–	(1)	2	9	(2)	–	–	7
Total allowance for credit losses	$7,366	$690	$(473)	$(104)	$7,479	$7,255	$72	$(285)	$106	$7,148
Comprising:
Allowance for credit losses on loans at amortized cost	$6,432				$6,492	$6,390				$6,239
Allowance for credit losses on loans at FVOCI	–				–	–				–

Allowance for loan losses	6,432				6,492	6,390				6,239

Allowance for off-balance sheet instruments	931				985	856				902
Allowance for credit losses on debt securities	3				2	9				7

Summary of Allowance for Loan Losses
The following table provides details on the Bank’s allowance for loan losses by stage as at and for the three months ended January 31, 2023 and January 31, 2022.
Allowance for Loan Losses by Stage

(millions of Canadian dollars)	For the three months ended
January 31, 2023	January 31, 2022
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Residential Mortgages
Balance at beginning of period	$127	$140	$56	$323	$35	$175	$51	$261
Provision for credit losses
Transfer to Stage 1 2	35	(34)	(1)	–	23	(23)	–	–
Transfer to Stage 2	(6)	11	(5)	–	(4)	7	(3)	–
Transfer to Stage 3	–	(5)	5	–	–	(4)	4	–
Net remeasurement due to transfers into stage 3	(7)	6	–	(1)	(4)	3	–	(1)
New originations or purchases 4	8	n/a	n/a	8	4	n/a	n/a	4
Net repayments 5	(1)	(1)	–	(2)	(1)	(1)	–	(2)
Derecognition of financial assets (excluding disposals and write-offs) 6	(1)	(4)	(3)	(8)	(1)	(4)	(11)	(16)
Changes to risk, parameters, and models 7	(24)	38	1	15	(22)	21	6	5
Write-offs	–	–	(2)	(2)	–	–	(3)	(3)
Recoveries	–	–	1	1	–	–	1	1
Foreign exchange and other adjustments	(2)	(1)	(1)	(4)	–	1	–	1
Balance at end of period	$129	$150	$51	$330	$30	$175	$45	$250
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$654	$896	$154	$1,704	$550	$960	$139	$1,649
Provision for credit losses
Transfer to Stage 1 2	170	(168)	(2)	–	204	(203)	(1)	–
Transfer to Stage 2	(52)	70	(18)	–	(34)	45	(11)	–
Transfer to Stage 3	(2)	(46)	48	–	(1)	(53)	54	–
Net remeasurement due to transfers into stage 3	(53)	54	2	3	(50)	33	2	(15)
New originations or purchases 4	99	n/a	n/a	99	56	n/a	n/a	56
Net repayments 5	(22)	(18)	(3)	(43)	(20)	(20)	(3)	(43)
Derecognition of financial assets (excluding disposals and write-offs) 6	(18)	(24)	(9)	(51)	(22)	(48)	(13)	(83)
Changes to risk, parameters, and models 7	(94)	160	188	254	(139)	159	117	137
Write-offs	–	–	(266)	(266)	–	–	(197)	(197)
Recoveries	–	–	70	70	–	–	72	72
Foreign exchange and other adjustments	(7)	(8)	(2)	(17)	5	10	1	16
Balance, including off-balance sheet instruments, at end of period	675	916	162	1,753	549	883	160	1,592
Less: Allowance for off-balance sheet instruments 8	36	52	–	88	34	46	–	80
Balance at end of period	$639	$864	$162	$1,665	$515	$837	$160	$1,512
Credit Card 9
Balance, including off-balance sheet instruments, at beginning of period	$954	$1,191	$207	$2,352	$878	$1,298	$138	$2,314
Provision for credit losses
Transfer to Stage 1 2	299	(294)	(5)	–	324	(320)	(4)	–
Transfer to Stage 2	(86)	98	(12)	–	(58)	66	(8)	–
Transfer to Stage 3	(5)	(164)	169	–	(6)	(147)	153	–
Net remeasurement due to transfers into stage 3	(139)	127	5	(7)	(96)	81	4	(11)
New originations or purchases 4	51	n/a	n/a	51	71	n/a	n/a	71
Net repayments 5	28	7	13	48	10	1	4	15
Derecognition of financial assets (excluding disposals and write-offs) 6	(12)	(18)	(46)	(76)	(23)	(51)	(35)	(109)
Changes to risk, parameters, and models 7	(120)	270	171	321	(219)	320	50	151
Write-offs	–	–	(314)	(314)	–	–	(221)	(221)
Recoveries	–	–	69	69	–	–	77	77
Foreign exchange and other adjustments	(14)	(19)	(4)	(37)	16	21	4	41
Balance, including off-balance sheet instruments, at end of period	956	1,198	253	2,407	897	1,269	162	2,328
Less: Allowance for off-balance sheet instruments 8	274	341	–	615	234	331	–	565
Balance at end of period	$682	$857	$253	$1,792	$663	$938	$162	$1,763

1	Includes allowance for loan losses related to ACI loans.
2	Transfers represent stage transfer movements prior to ECL remeasurement.
3
Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2022 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
6	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7
Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information” and “Expert Credit Judgment” sections of Note 2 and Note 3 of the Bank’s 2022 Annual Consolidated Financial Statements for further details.

8	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
9
Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2022 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the three months ended
	January 31, 2023				January 31, 2022
	Stage 1	Stage 2	Stage 3 1	Total	Stage 1	Stage 2	Stage 3 1	Total
Business and Government 2
Balance, including off-balance sheet instruments, at beginning of period	$1,220	$1,417	$347	$2,984	$1,186	$1,526	$310	$3,022
Provision for credit losses
Transfer to Stage 1 3	100	(98)	(2)	–	87	(86)	(1)	–
Transfer to Stage 2	(159)	162	(3)	–	(99)	101	(2)	–
Transfer to Stage 3	(5)	(21)	26	–	(1)	(19)	20	–
Net remeasurement due to transfers into stage 3	(28)	24	–	(4)	(20)	16	–	(4)
New originations or purchases 3	332	n/a	n/a	332	256	n/a	n/a	256
Net repayments 3	4	(21)	(24)	(41)	4	(16)	(24)	(36)
Derecognition of financial assets (excluding disposals and write-offs) 3	(188)	(151)	(133)	(472)	(208)	(153)	(73)	(434)
Changes to risk, parameters, and models 3	9	64	191	264	(46)	75	104	133
Write-offs	–	–	(43)	(43)	–	–	(26)	(26)
Recoveries	–	–	12	12	–	–	12	12

Foreign exchange and other adjustments	(20)	(20)	(5)	(45)	22	27	(1)	48
Balance, including off-balance sheet instruments, at end of period	1,265	1,356	366	2,987	1,181	1,471	319	2,971

Less: Allowance for off-balance sheet instruments 4	146	134	2	282	142	113	2	257

Balance at end of period	1,119	1,222	364	2,705	1,039	1,358	317	2,714
Total Allowance, including off-balance sheet instruments, at end of period	3,025	3,620	832	7,477	2,657	3,798	686	7,141
Less: Total Allowance for off-balance sheet instruments 4	456	527	2	985	410	490	2	902
Total Allowance for Loan Losses at end of period	$2,569	$3,093	$830	$6,492	$2,247	$3,308	$684	$6,239

1	Includes allowance for loan losses related to ACI loans.
2	Includes allowance for loan losses related to customers’ liability under acceptances.
3	For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

Summary of Macroeconomic Variables impacted in Determining ECLs

Macroeconomic Variables
					As at
					January 31, 2023
	Base Forecast		Upside Scenario		Downside Scenario
	Average Q1 2023- Q4 2023 1	Remaining 4-year period 1	Average Q1 2023- Q4 2023 1	Remaining 4-year period 1	Average Q1 2023- Q4 2023 1	Remaining 4-year period 1
Unemployment rate
Canada	5.9%	6.1%	5.5%	5.7%	7.5%	6.7%
United States	4.3	4.4	3.8	3.9	5.8	5.1
Real GDP
Canada	0.7	1.2	2.1	1.4	(1.2)	1.7
United States	0.9	1.6	2.0	1.5	(1.5)	2.1
Home prices
Canada (average existing price) 2	(10.2)	3.3	(6.0)	3.0	(28.4)	8.5
United States (CoreLogic HPI) 3	(5.7)	1.6	(1.2)	2.1	(19.3)	5.9
Central bank policy interest rate
Canada	4.31	2.17	4.81	2.34	3.44	1.94
United States	4.88	2.53	5.38	2.73	4.00	2.20
U.S. 10-year treasury yield	3.48	2.79	3.70	2.83	3.14	2.71
U.S. 10-year BBB spread (%-pts)	2.20	1.80	1.80	1.66	2.49	1.77

Exchange rate (U.S. dollar/Canadian dollar)	$0.73	$0.78	$0.77	$0.81	$0.69	$0.75

1	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

Schedule of Change from Base to Probability-Weighted ECL
The following table presents the base ECL scenario compared to the probability-weighted
ECLs, with the latter derived from three ECL scenarios for performing loans and off-balance
sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECLs and resultant change in ECLs due to non-linearity
and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECLs
(millions of Canadian dollars, except as noted)	As at
	January 31, 2023	October 31, 2022
Probability-weighted ECLs	$6,645	$6,599

Base ECLs	6,192	6,095
Difference – in amount	$453	$504
Difference – in percentage	7.3%	8.3%

Schedule of Incremental Lifetime ECL Impact

Incremental Lifetime ECLs Impact
(millions of Canadian dollars)	As at
	January 31, 2023	October 31, 2022
Probability-weighted ECLs	$6,645	$6,599

All performing loans and off-balance sheet instruments using 12-month ECLs	4,901	4,819
Incremental lifetime ECLs impact	$1,744	$1,780

Summary of Loans Past Due but Not Impaired	The following table summarizes loans that are past due but not impaired. Loans less than 31 days contractually past due are excluded as they do not generally reflect a borrower’s ability to meet their payment obligations.

Loans Past Due but not Impaired 1
(millions of Canadian dollars)						As at
	January 31, 2023			October 31, 2022
	31-60 days	61-89 days	Total	31-60 days	61-89 days	Total
Residential mortgages	$186	$93	$279	$230	$69	$299
Consumer instalment and other personal	690	257	947	668	204	872
Credit card	283	186	469	271	172	443

Business and government	266	180	446	654	162	816
Total	$1,425	$716	$2,141	$1,823	$607	$2,430

1	Includes loans that are measured at FVOCI.